Schedule of Investments (unaudited) May 31, 2020	iShares® Currency Hedged MSCI Canada ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.4%
iShares MSCI Canada ETF(a)	1,663,626	$41,823,558

Total Investment Companies — 100.4% (Cost: $46,493,746)		41,823,558

Total Investments in Securities — 100.4% (Cost: $46,493,746)		41,823,558

Other Assets, Less Liabilities — (0.4)%		(146,299)

Net Assets — 100.0%		$41,677,259

(a)	Affiliate of the Fund.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended May 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 08/31/19	Shares Purchased	Shares Sold		Shares Held at 05/31/20	Value at 05/31/20	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,183,927	—	(7,183,927	)(b)	—	$—	$9,947	(c)	$(17,272)		$12
BlackRock Cash Funds: Treasury, SL Agency Shares	480,000	—	(480,000	)(b)	—	—	1,794		—		—
iShares MSCI Canada ETF	1,354,924	535,299	(226,597)		1,663,626	41,823,558	634,741		156,189		(5,035,918)

						$41,823,558	$646,482		$138,917		$(5,035,906)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	60,481,000	USD	43,760,411	MS	06/03/20	$166,668
CAD	682,000	USD	493,940	MS	07/03/20	1,405

						168,073

USD	43,369,013	CAD	60,481,000	MS	06/03/20	(558,067)
USD	42,532,053	CAD	58,786,000	MS	07/03/20	(164,886)

						(722,953)

	Net unrealized depreciation					$(554,880)

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) May 31, 2020	iShares® Currency Hedged MSCI Canada ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of May 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$41,823,558	$—	$—	$41,823,558

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$168,073	$—	$168,073
Liabilities
Forward Foreign Currency Exchange Contracts	—	(722,953)	—	(722,953)

	$—	$(554,880)	$—	$(554,880)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

CAD	Canadian Dollar

USD	United States Dollar

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